Earnings per share - Summary Of Weighted Average Number Of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average common shares outstanding [Line Items]
Accumulated number of shares outstanding during period	268,418,318,165	265,616,543,670
Weighted average number of common shares outstanding	735,392,653	727,716,558	724,000,000
Number of shares, Acquisition and retirement of treasury stock etc.	(13,500,691)
Accumulated number of shares outstanding during period of acquisition and retirement of treasury stock outstanding	(2,104,222,930)
Number of shares of acquisition of treasury stock share	(51,621)
Accumulated number of shares outstanding during period of acquisition of treasury stock at odd lot outstanding	(6,504,246)
Number of shares of disposal of treasury stock share	1,883,007
Accumulated number of shares outstanding during period of disposal of treasury stock outstanding	171,193,865
Number of shares of issuance of new shares	32,474,711
Accumulated number of shares outstanding during period of issuance of new shares outstanding	4,741,307,806
Common shares issued at the beginning of the period
Weighted average common shares outstanding [Line Items]
Number of shares	728,060,549	728,060,549
Accumulated number of shares outstanding during period	265,742,100,385	265,742,100,385
Treasury stock
Weighted average common shares outstanding [Line Items]
Number of shares	(343,991)	(343,991)
Accumulated number of shares outstanding during period	(125,556,715)	(125,556,715)